UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

National Australia Bank Limited

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_x__       Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2017 to December 31, 2017

Date of Report (Date of earliest event reported)  February 14, 2018

Commission File Number of securitizer:  None

Central Index Key Number of securitizer:  0000833029

Sarah Mohan, Phone: +61 402 764 610

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [x]

_ __            Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: _________________________________________________________

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  ___________________________________
Central Index Key Number of underwriter (if applicable):   _________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

REPRESENTATION AND WARRANTY INFORMATION
 Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

National Australia Bank Limited
(Securitizer)

By:	/s/ Michael White
	Name:	Michael White
	Title:	Head of Capital & Funding Transaction Management, Group Treasury

Date:  March 2, 2018